Summary of Significant Accounting Policies - Exchange Rates of Key Currencies (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.0389	1.1050
Annual average rate	1.0821	1.0814	1.0542
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.2529	1.2715
Annual average rate	1.2782	1.2435	1.2376
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	1.1038	1.1933
Annual average rate	1.1362	1.1133	1.0486
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.0064	0.0071
Annual average rate	0.0066	0.0071	0.0077
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing rate	0.1370	0.1408
Annual average rate	0.1390	0.1413	0.1489